Share based payments - Expiry of warrants (Details)	Nov. 15, 2022 $ / shares shares	Jan. 22, 2021 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Exercise Price | (per share)			$ 3.10	$ 8.63
Warrant weighted average exercise price 9.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date		Jan. 22, 2023
Number of warrants outstanding | shares		875,917
Weighted Average Exercise Price | $ / shares		$ 9.00
Warrant weighted average exercise price 5.58
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date		Jan. 22, 2023
Number of warrants outstanding | shares		105,110
Weighted Average Exercise Price | $ / shares		$ 5.58
Warrant weighted average exercise price 3.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Nov. 15, 2025
Number of warrants outstanding | shares	2,483,150
Weighted Average Exercise Price | $ / shares	$ 3.10